Earnings Per Share (Detail Textuals) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure For Earnings Per Share [Abstract]
Number of stock option not included in diluted earnings per share	575,000	40,000	446,500
Number of common stock shares to be issued each year from 2014 to 2024, if milestone achived	10,000
Number of additional common stock shares not included in diluted earnings per share		10,000